Fair Value Measurements (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying value of the notes	$ 3,668.7	$ 3,150.8
Hypothetical annual interest expense	16.5
Hypothetical increase to interest rate swap fair value	$ 7.3
Fair Value of Stock Based Compensation Liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Stock-based compensation liability		392.4
Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Hypothetical interest rate increase	1.00%
Change in fair value of interest rate swap	$ 2.1	4.6	$ 2.6
Term Loan Facility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying value of the notes	$ 1,627.0	1,990.2
Hypothetical interest rate increase	1.00%
Term Loan Facility [Member] | LIBOR [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Floor rate	1.00%
Revolver interest rate	2.75%
Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying value of the notes	$ 2,112.7	1,250.0
Fair value of the notes	$ 2,109.3	$ 1,294.8